CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (September 30, 2019) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Accumulated Deficit	Total
Beginning balance, shares at May. 08, 2017	0
Beginning balance, value at May. 08, 2017	$ 0	$ 0			$ 0	$ 0
Net loss					93,150	93,150
Ending balance, shares at Dec. 31, 2017	4,346,557
Ending balance, value at Dec. 31, 2017	$ 1,160	82,622,222	$ (149,250)	$ 0	(69,863,757)	12,610,375
Net loss				(136,156)	(6,175,136)	(6,311,292)
Acquisition of ESA				712,854		712,854
Other comprehensive income (loss)			(225,992)			(225,992)
Net contributions from Parents		(779,000)				(779,000)
Ending balance, shares at Mar. 31, 2018	11,602,754
Ending balance, value at Mar. 31, 2018	$ 1,160	81,843,222	(375,242)	(576,698)	(76,038,893)	6,006,945
Beginning balance, shares at Dec. 31, 2017	4,346,557
Beginning balance, value at Dec. 31, 2017	$ 1,160	82,622,222	(149,250)	0	(69,863,757)	12,610,375
Net loss						(17,612,354)
Ending balance, shares at Jun. 30, 2018	11,602,754
Ending balance, value at Jun. 30, 2018	$ 1,160	81,843,222	(332,277)	385,752	(87,149,009)	(5,251,152)
Beginning balance, shares at Dec. 31, 2017	4,346,557
Beginning balance, value at Dec. 31, 2017	$ 1,160	82,622,222	(149,250)	0	(69,863,757)	12,610,375
Net loss						(10,918,910)
Ending balance, shares at Sep. 30, 2018	11,602,754
Ending balance, value at Sep. 30, 2018	$ 1,160	81,843,222	(78,463)		(93,837,112)	(12,071,193)
Beginning balance, shares at Dec. 31, 2017	4,346,557
Beginning balance, value at Dec. 31, 2017	$ 1,160	82,622,222	(149,250)	0	(69,863,757)	12,610,375
Net loss					1,141,199	1,141,199
Ending balance, shares at Dec. 31, 2018	11,602,754
Ending balance, value at Dec. 31, 2018	$ 1,160	124,361,130	138,861		(100,479,855)	24,021,296
Beginning balance, shares at Mar. 31, 2018	11,602,754
Beginning balance, value at Mar. 31, 2018	$ 1,160	81,843,222	(375,242)	(576,698)	(76,038,893)	6,006,945
Net loss				(190,946)	(11,110,116)	(11,301,062)
Other comprehensive income (loss)			42,965			42,965
Ending balance, shares at Jun. 30, 2018	11,602,754
Ending balance, value at Jun. 30, 2018	$ 1,160	81,843,222	(332,277)	385,752	(87,149,009)	(5,251,152)
Net loss				(76,525)	(6,688,103)	(6,688,102)
Other comprehensive income (loss)			253,814			253,814
Deconsolidation of ESA				$ (309,227)		(309,227)
Ending balance, shares at Sep. 30, 2018	11,602,754
Ending balance, value at Sep. 30, 2018	$ 1,160	81,843,222	(78,463)		(93,837,112)	(12,071,193)
Beginning balance, shares at Dec. 31, 2018	11,602,754
Beginning balance, value at Dec. 31, 2018	$ 1,160	124,361,130	138,861		(100,479,855)	24,021,296
Net loss					(3,854,152)	(3,854,152)
Other comprehensive income (loss)			(3,082)			(3,082)
Ending balance, shares at Mar. 31, 2019	11,602,754
Ending balance, value at Mar. 31, 2019	$ 1,160	124,361,130	135,779		(104,334,007)	20,164,062
Beginning balance, shares at Dec. 31, 2018	11,602,754
Beginning balance, value at Dec. 31, 2018	$ 1,160	124,361,130	138,861		(100,479,855)	24,021,296
Net loss						(23,973,355)
Ending balance, shares at Sep. 30, 2019	23,176,146
Ending balance, value at Sep. 30, 2019	$ 2,317	161,042,278	125,495		(111,398,765)	49,771,325
Beginning balance, shares at Mar. 31, 2019	11,602,754
Beginning balance, value at Mar. 31, 2019	$ 1,160	124,361,130	135,779		(104,334,007)	20,164,062
Net loss					(2,811,286)	(2,811,286)
Other comprehensive income (loss)			10,799			10,799
Ending balance, shares at Jun. 30, 2019	11,602,754
Ending balance, value at Jun. 30, 2019	$ 1,160	124,361,130	146,578		(107,145,293)	17,363,575
Net loss					(4,253,472)	(4,253,472)
Other comprehensive income (loss)			(21,083)			(21,083)
Effect of reverse merger, shares	11,492,999
Effect of reverse merger, value	$ 1,149	36,395,355				36,396,504
Warrants issued to convertible debt holders		114,804				114,804
Contingent consideration for convertible debt holders		152,590				152,590
Restricted Stock, shares	80,393
Restricted Stock, value	$ 8	(8)
Stock-based compensation, stock options		5,940				5,940
Stock-based compensation, restricted stock		12,467				12,467
Ending balance, shares at Sep. 30, 2019	23,176,146
Ending balance, value at Sep. 30, 2019	$ 2,317	$ 161,042,278	$ 125,495		$ (111,398,765)	$ 49,771,325